Computation of Basic Earnings per Share and Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Basic Earnings Per Share USD ($)	Dec. 31, 2013 Basic Earnings Per Share CNY	Dec. 31, 2012 Basic Earnings Per Share CNY	Dec. 31, 2011 Basic Earnings Per Share CNY	Dec. 31, 2013 Diluted Earnings Per Share USD ($)	Dec. 31, 2013 Diluted Earnings Per Share CNY	Dec. 31, 2012 Diluted Earnings Per Share CNY	Dec. 31, 2011 Diluted Earnings Per Share CNY
Numerator:
Net income attributable to ordinary shareholders	$ 206,975,555	1,252,967,928	993,720,006	879,966,874	$ 206,975,555	1,252,967,928	993,720,006	879,966,874	$ 206,975,555	1,252,967,928	993,720,006	879,966,874
Denominator:
Number of shares outstanding, opening	239,252,672	239,252,672	235,234,959	228,019,412
Weighted average number of shares issued	399,925	399,925	1,911,200	4,104,619
Weighted average number of shares repurchased			(349,341)	(119,152)
Weighted average number of shares outstanding - basic	239,652,597	239,652,597	236,796,818	232,004,879
Dilutive effect of share options	7,182,662	7,182,662	4,024,309
Weighted average number of shares outstanding - diluted	246,835,259	246,835,259	240,821,127	232,004,879
Earnings per share:
Basic	$ 0.86	5.23	4.20	3.79
Diluted	$ 0.84	5.08	4.13	3.79